Deferred taxes	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Deferred taxes

9. Deferred taxes

Deferred tax assets were not recognized with regard to the following items, as it is not yet possible to estimate whether taxable income will be available in the future against which the Company can use the deferred tax assets.

in CHF	December 31, 2025		December 31, 2024
Tax losses (Switzerland)	₣	19,610,769	₣	11,163,549
Tax losses (Germany)		34,639,558		25,153,116
Total unrecognized deferred tax assets (expiring until 2028)	₣	54,250,327	₣	36,316,665
Possible tax effect	₣	16,817,601	₣	10,197,629

Deferred tax assets	December 31, 2025		December 31, 2024
Capital increase expenses	₣	1,639,197	₣	1,397,446
Balancing		(1,639,197)		(1,397,446)
Balance sheet recognition of deferred tax assets	₣	-	₣	-

Deferred tax liabilities	December 31, 2025		December 31, 2024
Intangible assets from addition Veraxa Biotech GmbH	₣	(9,652,055)	₣	(9,652,055)
Intangible assets from addition Synimmune GmbH		(8,840,889)		(8,840,889)
Amortization of intangible assets		2,413,015		1,930,412
Gross amount of deferred tax liabilities		(16,079,929)		(16,562,532)
Balancing		1,639,197		1,397,446
Balance sheet recognition of deferred tax liabilities	₣	(14,440,732)	₣	(15,165,086)